PALMER & DODGE LLP

111 Huntington Avenue at Prudential Center

Boston, MA 02199-7613

February 23, 2005

By EDGAR and Fax (202) 942-9531

Securities and Exchange Commission

Division of Corporate Finance

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:	Jennifer Hardy

Matt Franker

Re:	Sheffield Steel Corporation

Form S-4/A

File No. 333-121176

Dear Ms. Hardy:

On behalf of Sheffield Steel Corporation (the “Company”), we are responding to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) pertaining to the Company’s Registration Statement on Form S-4, filed on December 10, 2004 and as amended by Amendment No. 1 filed on December 17, 2004 and Amendment No. 2 filed on February 8, 2005 (as amended, the “Registration Statement”), and contained in the letter dated February 17, 2005 (the “Comment Letter”), to James Nolan, President and Chief Executive Officer of the Company. To facilitate your review, we have set forth each of your comments below with the Company’s corresponding response and have numbered the items to correspond to the Comment Letter.

We hereby submit to the Commission, Amendment No. 3 to the Registration Statement (“Amendment No. 3”) which contains changes made in response to the Staff’s comments as well as additional changes made to update and correct other information in the Registration Statement since our submission to you of Amendment No. 2 on February 8, 2005. To help expedite your review, we are also supplementally providing marked copies of Amendment No. 3. References to page numbers in our responses below pertain to the page numbers in the marked version of Amendment No. 3.

Inside	Front Cover

1.

We note your response to comment 3 in our letter of January 7, 2005. Please note that you must also state that to obtain timely delivery, security holders must request the information no later than five business days before the date they must

Securities and Exchange Commission

February 23, 2005

make their investment decision. Please provide this disclosure. See Form S-4, Item 2(2).

Response to Comment No. 1:

The Company has added the requested disclosure on page i.

Where you can find more information, page i

2.	Please identify which filings you are incorporating by reference. See Rule 411(d) under the Securities Act of 1933.

Response to Comment No. 2:

The Company is incorporating by reference future filings only. The Company has revised its disclosure on page i to clarify this.

Summary of Historical Financial Data, page 12

3.	We note your response to prior comment 10. Please revise your registration statement to provide the information requested in the third and fourth bullet points of that comment, the material limitations associated with your use of EBITA as compared to net income and how you compensate for these limitations.

Response to Comment No. 3:

The Company has added the requested information on pages 11, 28 and 29.

4.	We note your revised disclosure. Please disclose the circumstances surrounding your use of EBITDA to demonstrate compliance with financial covenants contained in your credit facility. For example, please:

•	describe the EBITDA requirements under your credit facility;

•	compare the non-GAAP measure you disclosed with the required EBITDA metric under the financial covenant, if calculated in a different manner from the amount you disclose as EBITDA; and

•	disclose whether or not you were in compliance with the financial covenant.

Response to Comment No. 4:

The Company has revised the disclosure on pages 11 and 28 as requested.

Securities and Exchange Commission

February 23, 2005

Liquidity and Capital Resources, page 36

5.	We read your response to comment 44 and the changes you made in your financial statement footnotes. However, additional disclosure should be included here as well. Please disclose when each waiver was obtained. Also, the specific debt covenants that you were not in compliance with, the duration of each waiver, and the amounts and forms of consideration that you paid, if any, to obtain the waivers. Disclose whether each of your various debt arrangements have cross default provisions. Disclose whether you believe that you will be able to comply with each covenant that was violated for the next twelve months without the need to obtain additional waivers. Please also explain how additional future violations of these debt covenants would impact your liquidity.

Response to Comment No. 5:

The Company has added the requested information on pages 36 and 37.

Critical Accounting Policies and Estimates, page 41

6.	We have reviewed your response to comment 24. Please tell us how you concluded that your critical accounting assumptions and estimates are not expected to have a material impact on your financial statements given that the aim of these disclosures is to highlight the degree of potential variability in financial results arising from estimates inherent in your significant accounting policies. Please refer to SEC Releases 33-8040 and 33-8098.

Response to Comment No. 6:

The Company believes that the accounting estimates and assumptions it identifies are critical to the preparation and reporting of its operational results and financial condition. The Company has added disclosure on pages 41 and 42 regarding the potential variability of its estimates and assumptions. However, the Company believes that changes to these estimates and assumptions that are reasonably likely to occur from period to period would not have a material impact on the Company’s financial presentation.

Conditions to the Exchange Offer, page 66

7.	We note your response to prior comment 31. This response is inconsistent with the preceding and proceeding sentences, which both state that you may assert or waive conditions and rights at any time. Please revise this paragraph to unambiguously convey the statement constituting your response to our previous comment.

Response to Comment No. 7:

The Company has revised the paragraph on page 67 as requested.

Securities and Exchange Commission

February 23, 2005

Financial Statements

8.	We have reviewed your response to comment 35. Please provide your revenues from customers for each product or service as required by paragraph 37 of SFAS 131. We assume that the product classifications will be similar to those shown in the tonnage shipped data on page 30.

Response to Comment No. 8:

The Company has provided the requested disclosure on pages F-15 and F-38.

Note 20. Stock Based Compensation, page F-15

9.	We have reviewed your response to comment 36. Please disclose the number of restricted shares issued, the vesting period of your restricted stock, the amount of unearned compensation, the amortization period of the unearned compensation, the total compensation expense recognized in income from stock based compensation and other disclosures required by SFAS 123, as amended by SFAS 148. Please also tell us how you determined that the value of the shares were $.01.

Response to Comment No. 9:

The Company has added the requested disclosure on page F-15.

If you have any questions or comments regarding this filing, please contact me at (617) 239-0789 or if I am not available, Stacie S. Aarestad of this firm at (617) 239-0314.

Very truly yours,

/s/    Matthew J. Gardella

Matthew J. Gardella

MJG/sjs

cc:	James Nolan,

President and Chief Executive Officer,

Sheffield Steel Corporation